Commitments and Contingencies - Minimum Future Charter Revenue (Details) $ in Thousands	Jun. 30, 2023 USD ($)
Commitments and Contingencies Disclosure [Abstract]
July 1 to December 31, 2023	$ 234,815
2024	334,769
2025	201,580
2026	160,187
2027	146,001
2028 to 2038	454,963
Minimum charter revenues	$ 1,532,315